Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (Loss)/ Income [Member]	Total
Balance at Dec. 31, 2008	$ 4	$ 694	$ 409,244	$ (361,941)	$ (354)	$ 47,647
Balance shares at Dec. 31, 2008	205	34,688
Exercise of stock options and warrants		7	813			820
Exercise of stock options and warrants shares		347
Common stock issued, net of offering costs		139	13,584			13,723
Common stock issued, shares		6,956
Common stock issued for fully vested restricted stock units		2	277			279
Common stock issued for fully vested restricted stock units, shares		88
Share-based employee compensation expense			6,795			6,795
Stock options and warrants issued for services			225			225
Amendment of warrant exercise price			33			33
Comprehensive loss:
Net loss				(45,715)		(45,715)
Unrealized gain on investment securities					337	337
Total comprehensive loss						(45,378)
Preferred stock dividends				(500)		(500)
Balance at Dec. 31, 2009	4	842	430,971	(408,156)	(17)	23,644
Balance shares at Dec. 31, 2009	205	42,079
Exercise of stock options and warrants
Common stock issued, net of offering costs		91	6,001			6,092
Common stock issued, shares		4,572
Common stock issued for fully vested restricted stock units		30	3,750			3,780
Common stock issued for fully vested restricted stock units, shares		1,517
Share-based employee compensation expense			4,816			4,816
Stock options and warrants issued for services			313			313
Comprehensive loss:
Net loss				(30,051)		(30,051)
Unrealized gain on investment securities					25	25
Total comprehensive loss						(30,026)
Preferred stock exchange	(2)	8	564			570
Preferred stock exchange, shares	(126)	380
Preferred stock dividends				(166)		(166)
Preferred stock dividends, in-kind				(570)		(570)
Balance at Dec. 31, 2010	$ 2	$ 971	$ 446,415	$ (438,943)	$ 8	$ 8,453
Balance shares at Dec. 31, 2010	79	48,548